Other Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Investments [Abstract]
Federal Home Loan Bank Stock and Federal Reserve Bank Stock	$ 4,680	$ 5,058
Certificates of Deposits	$ 250	$ 250